Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Municipal Bond Fund

AMG GW&K Municipal Enhanced Yield Fund

Supplement dated July 15, 2022 to the Prospectus and Statement of Additional Information, each dated May 1, 2022

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund (the “Municipal Bond Fund”) and AMG GW&K Municipal Enhanced Yield Fund (the “Municipal Enhanced Yield Fund” and, together with the Municipal Bond Fund, each a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Brian T. Moreland and Kara M. South are designated as portfolio managers of the Municipal Bond Fund. Nancy G. Angell, John B. Fox, Martin R. Tourigny, Mr. Moreland and Ms. South serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Municipal Bond Fund. Accordingly, all references in the Prospectus and SAI to the portfolio managers of the Municipal Bond Fund shall refer to Mses. Angell and South and Messrs. Fox, Tourigny, and Moreland.

Effective immediately, Ms. South is designated as a portfolio manager of the Municipal Enhanced Yield Fund. Mses. Angell and South and Messrs. Fox, Tourigny, and Moreland serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Municipal Enhanced Yield Fund. Accordingly, all references in the Prospectus and SAI to the portfolio managers of the Municipal Enhanced Yield Fund shall refer to Mses. Angell and South and Messrs. Fox, Tourigny, and Moreland.

Effective immediately, the Prospectus is revised as follows:

The section under “Summary of the Funds – AMG GW&K Municipal Bond Fund” titled “Portfolio Management – Portfolio Managers” on page 5 is deleted and replaced with the following:

Portfolio Managers

Nancy G. Angell, CFA

Partner and Co-Director of Fixed Income of GW&K; Portfolio Manager of the Fund since 06/09.

John B. Fox, CFA

Partner and Co-Director of Fixed Income of GW&K; Portfolio Manager of the Fund since 06/09.

Martin R. Tourigny, CFA

Partner of GW&K; Portfolio Manager of the Fund since 06/09.

Brian T. Moreland, CFA

Partner of GW&K; Portfolio Manager of the Fund since 07/22.

Kara M. South, CFA

Principal of GW&K; Portfolio Manager of the Fund since 07/22.

The section under “Summary of the Funds – AMG GW&K Municipal Enhanced Yield Fund” titled “Portfolio Management – Portfolio Managers” on page 9 is deleted and replaced with the following:

Portfolio Managers

Nancy G. Angell, CFA

Partner and Co-Director of Fixed Income of GW&K; Portfolio Manager of the Fund since 12/05.

John B. Fox, CFA

Partner and Co-Director of Fixed Income of GW&K; Portfolio Manager of the Fund since 12/05.

Martin R. Tourigny, CFA

Partner of GW&K; Portfolio Manager of the Fund since 12/05.

Brian T. Moreland, CFA

Partner of GW&K; Portfolio Manager of the Fund since 10/06.

Kara M. South, CFA

Principal of GW&K; Portfolio Manager of the Fund since 07/22.

The first sentence of the first paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG GW&K Municipal Bond Fund” on page 34 is deleted and replaced with the following:

Nancy G. Angell, CFA, John B. Fox, CFA, Martin R. Tourigny, CFA, Brian T. Moreland, CFA, and Kara M. South, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and share equal portfolio management responsibilities in respect of the Fund. Ms. Angell and Messrs. Fox and Tourigny have managed the Fund since its inception in 2009, and Mr. Moreland and Ms. South have managed the Fund since July 2022.

The following is added to the end of the first paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG GW&K Municipal Bond Fund” on page 34:

Mr. Moreland joined GW&K as an Operations Specialist in 1998, and joined the Municipal Bond investment team in 1999. He has been a Partner since 2017, and was previously a Principal from 2013 to 2017, a Vice President from 2006 to 2013, and an Assistant Vice President from 2002 to 2006. He is a member of GW&K’s Investment Committee. Ms. South joined GW&K as a Principal in 2022. She is a portfolio manager for all of GW&K’s municipal bond strategies and is a member of GW&K’s Investment and ESG Committees. Prior to joining GW&K, Ms. South was a senior portfolio manager and co-director of credit research and a member of the Investment Committee at Income Research + Management (IR+M). Prior to IR+M, she was a securities valuation analyst at John Hancock Financial. She began her career at Wachovia Corporation (now Wells Fargo) as an interest rate derivative analyst.

The first sentence of the first paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG GW&K Municipal Enhanced Yield Fund” on page 34 is deleted and replaced with the following:

Nancy G. Angell, CFA, John B. Fox, CFA, Martin R. Tourigny, CFA, Brian T. Moreland, CFA, and Kara M. South, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and share equal portfolio management responsibilities in respect of the Fund. Ms. Angell and Messrs. Fox, Tourigny, and Moreland have managed the Fund and the Municipal Enhanced Yield Predecessor Fund since its inception in 2005 (October 2006 in the case of Mr. Moreland), and Ms. South has managed the Fund since July 2022.

The following is added to the end of the first paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG GW&K Municipal Enhanced Yield Fund” on page 34:

Ms. South joined GW&K as a Principal in 2022. She is a portfolio manager for all of GW&K’s municipal bond strategies and is a member of GW&K’s Investment and ESG Committees. Prior to joining GW&K, Ms. South was a senior portfolio manager and co-director of credit research and a member of the Investment Committee at Income Research + Management (IR+M). Prior to IR+M, she was a securities valuation analyst at John Hancock Financial. She began her career at Wachovia Corporation (now Wells Fargo) as an interest rate derivative analyst.

In addition, effective immediately, the SAI is revised as follows:

The sentences relating to the Funds on page 91 within the section titled “Management of the Funds – Portfolio Managers of the Funds – AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K Small Cap Value Fund” are deleted and replaced with the following:

Nancy G. Angell, John B. Fox, Martin R. Tourigny, Brian T. Moreland, and Kara M. South serve as the portfolio managers jointly and primarily responsible for the day-to-day management of each of the Municipal Enhanced Yield Fund and the Municipal Bond Fund.

The section relating to the Funds under “Management of the Funds – Portfolio Managers of the Funds – AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K Small Cap Value Fund” titled “Other Accounts Managed by the Portfolio Managers” beginning on page 91 is supplemented by adding the following information for Mr. Moreland and Ms. South, which is as of June 30, 2022:

Portfolio Manager: Brian T. Moreland, CFA

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	32,165	$29,850	None	$0

Portfolio Manager: Kara M. South, CFA

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	32,165	$29,850	None	$0

In the section under “Management of the Funds – Portfolio Managers of the Funds – AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K Small Cap Value Fund” titled “Portfolio Managers’ Ownership of Fund Shares” on page 93, the following information is added for Mr. Moreland and Ms. South, which is as of December 31, 2021:

Portfolio Managers’ Ownership of Fund Shares

Municipal Enhanced Yield Fund

Ms. South: None

Municipal Bond Fund

Mr. Moreland: $1 – $10,000

Ms. South: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE